PROPERTY AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Property and equipment consist of the following:

	Useful Life	March 31, 2015	December 31, 2014
Cost:
Furniture and equipment	3 – 7 years	$3,059,000	$2,930,000
Accumulated depreciation:		(2,177,000)	(2,114,000)
Property and equipment, net		$882,000	$816,000

Property and equipment consist of the following:

	Useful Life (years)	December 31,
		2014	2013
Cost:
Furniture and equipment	3 – 7 years	$2,930,000	$2,633,000
Accumulated depreciation		(2,114,000)	(1,827,000)
Property and equipment, net		$816,000	$806,000